Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of subsidiaries [Table Text Block]
				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2024	2023
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/development	HudBay Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	HudBay Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Copper World, Inc.	Arizona	Exploration/development	HudBay Arizona (US) Holding Corporation	100%	100%
Mason Resources (US) Inc.	Nevada	Exploration/development	Hudbay Arizona (US)	100%	100%
HudBay Arizona (Barbados) SRL	Barbados	Precious metals sales	Hudbay Arizona Inc.	100%	100%
Copper Mountain Mine (BC) Ltd.	British Columbia	Exploration/development	HMI	75%	75%

Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2024	2023
Short-term employee benefits[1]	$11.1	$10.7
Post-employment benefits	0.9	0.8
Termination benefits	0.7	-
Long-term share-based awards	5.8	2.9
	$18.5	$14.4